Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Cost of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Direct marketing expenses	€ 59,888	€ 53,469	€ 48,370
Credit card fees	2,187	1,549	1,471
Data center expenses	3,311	1,964	726
Mobile application processing fees	4,104	1,794	635
Total cost of revenue	€ 69,490	€ 58,776	€ 51,202